Warrants and Derivative Liabilities (Details 6) - Pricing Model - Emerald Convertible Promissory Note - conversion liability	Jan. 19, 2018 USD_per_warrants $ / shares	Dec. 28, 2017 USD_per_warrants $ / shares
Class of Warrant or Right [Line Items]
Underlying common stock price | $ / shares	$ 0.19	$ 0.15
Dividend yield
Class of Warrant or Right [Line Items]
Warrants and rights outstanding measurement input	0	0
Volatility factor
Class of Warrant or Right [Line Items]
Warrants and rights outstanding measurement input	70	70
Risk-free interest rate
Class of Warrant or Right [Line Items]
Warrants and rights outstanding measurement input	1.29	1
Expected term (years)
Class of Warrant or Right [Line Items]
Expected Term	1 day	3 months